History And Reorganization of The Group (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure of direct and indirect interests in the principal subsidiaries and our principal consolidated affiliated entities	As of December 31, 2021, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Country/place and date of incorporation	Attributable equity interest/economic interest to the Group
Controlled through direct equity holding:
Gem Blazing Limited	Cayman/May 28, 2015	100%
Wincon Hong Kong Investment Company Limited	Hong Kong/December 29, 2014	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Shanghai/February 28, 2015	100%
Jinjiong (Shenzhen) Technology Service Company Ltd.	Shenzhen/October 16, 2017	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Shenzhen/September 25, 2018	100%
Gem Alliance Limited	Cayman/May 26, 2015	100%
Harmonious Splendor Limited	Hong Kong/June 1, 2015	100%
Ping An Puhui Financing Guarantee Co., Ltd.	Nanjing/December 25, 2007	100%
Ping An Puhui Enterprises Management Co., Ltd.	Shenzhen/July 7, 2015	100%
Ping An Puhui Investment & Consulting Co., Ltd.	Shenzhen/September 5, 2005	100%
Shenzhen Ping An Puhui Microloan Co., Ltd.	Shenzhen/September 19, 2010	100%
Ping An Puhui Information Services Co., Ltd.	Harbin/July 18, 2016	100%
Ping An Consumer Finance Co., Ltd.	Shanghai/April 9, 2020	70%
Controlled through Contractual Agreements:
Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)	Shanghai/December 10, 2014	100%
Shanghai Lufax Information Technology Co., Ltd.	Shanghai/September 29, 2011	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Shenzhen/May 23, 2018	100%

Disclosure of the major consolidated structured entities other than consolidated affiliated entities of the group	The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2021.

Name	Amount of investment by the Group	Remaining unpaid principal of structured entities (i)
	RMB’000	RMB’000

Trust A	3,452,000	3,452,000
Trust B	3,220,000	3,220,000
Trust C	3,040,000	3,040,000
Trust D	2,000,000	2,000,000
Trust E	—	2,000,000
Trust F	1,960,000	1,960,000
Trust G	1,930,000	1,930,000
Trust H	—	1,800,000
Trust I	—	1,783,537
Trust J	—	1,736,090
As of December 31, 2021, the remaining unpaid principal held by Ping An Group accounted for less than 10% of all consolidated structured entities. Meanwhile, Ping An Group also provides certain services to certain consolidated structure entities.

(i)	The remaining unpaid principal is the amount not yet paid to the investors.

Disclosure of balance sheet details of consolidated affiliated entities and their subsidiaries	The following are major financial statements amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2020 and 2021 and for the three years ended December 31, 2021.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Assets arising from intra-group transactions	—	3,911
Amount due from Group companies	564,189	535,200
Total assets	33,655,382	21,721,834
Amount due to Group companies	25,141,233	19,827,134
Total liabilities	35,391,995	24,101,238

Disclosure of cash flow summary and income summary of consolidated affiliated entities and subsidaries

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Inter-company revenues	2,497,287	(70,159)	5,249
Total income	3,564,138	1,571,968	1,566,847
Inter-company expenses	3,005,157	1,012,435	1,422,021
Net loss	(2,403,015)	(142,116)	(646,942)
Inter-company cash flow	(5,639,240)	(1,151,110)	1,369,172
Reclassification (i)	—	—	327,497
Other operating activities	5,285,146	1,835,668	(653,230)
Net cash generated from/(used in) operating activities	(354,094)	684,558	1,043,439
Inter-company cash flow	—	501,185	(735,327)
Reclassification (i)	—	—	(327,497)
Payment for advances to consolidated entities	(4,274,611)	(240,000)	(500,000)
Receipts of repayment of the advances from consolidated entities	3,019	4,813,732	1,064,669
Proceeds from sale of investment assets	24,720,312	16,449,825	20,633,784
Payment for acquisition of investment assets	(28,449,798)	(28,402,132)	(9,440,542)
Other investing activities	(1,211)	(697,316)	(4,826,844)
Net cash generated from/(used in) investing activities	(8,002,289)	(7,574,706)	5,868,243
Repayment for advances to consolidated entities	(2,451,884)	(9,031,546)	(17,114,012)
Receipts of advances from consolidated entities	11,552,665	16,096,040	9,774,001
Proceeds from borrowings	255,257	531,162	572,000
Repayment of interest expenses and borrowings	(953,384)	(275,959)	(664,880)
Other financing activities	(11,869)	—	(474)
Net cash generated from/(used in) financing activities	8,390,785	7,319,697	(7,433,365)

Effect of exchange rate changes on cash and cash equivalents	—	(14)	(15)
Net increase/(decrease) in cash	34,402	429,535	(521,698)
Cash at the beginning of the year	962,121	996,523	1,426,058

Cash at the end of the year	996,523	1,426,058	904,360

(i)
This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated affiliated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements.